Income Taxes - Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Currently payable
Federal	$ 6,490	$ 51,158	$ 44,766
State		6,980	6,591
International	61,053	24,005	17,877
Total current taxes	67,543	82,143	69,234
Deferred
Federal	1,270	(26,223)	18,188
International	(148,166)	(9,503)	1,521
Total deferred taxes	(146,896)	(35,726)	19,709
Total provision (benefit) for income taxes	$ (79,353)	$ 46,417	$ 88,943